Trading derivatives (assets and liabilities) and short positions (Tables)	12 Months Ended
Dec. 31, 2019
Trading Derivatives And Short Positions [Abstract]
Schedule by type of inherent risk of fair value of trading derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see Note 11):

Million euros
	2019		2018		2017
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	42,614	40,956	36,087	36,487	38,030	37,582
Currency risk	18,085	19,870	16,912	17,025	16,320	18,014
Price risk	2,329	1,772	2,828	1,673	2,167	2,040
Other risks	369	418	112	156	726	256
	63,397	63,016	55,939	55,341	57,243	57,892

Schedule of short positions (liabilities)
Following is a breakdown of the short positions (liabilities):

Million euros
	2019	2018	2017
Borrowed securities:
Debt instruments	390	1,213	2,447
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	390	1,213	890
Santander UK plc	—	—	1,557
Equity instruments	393	1,087	1,671
Of which:
Santander UK plc	—	—	1,500
Banco Santander, S.A.	308	987	98
Short sales:
Debt instruments	13,340	12,702	16,861
Of which:
Banco Santander, S.A.	7,980	5,336	8,621
Banco Santander (Brasil) S.A.	5,194	7,300	8,188
	14,123	15,002	20,979